Related parties	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of related party [text block]
19.	Related parties

Related party transactions as of and for the six months ended 30 June 2023 are as follows (in thousands):

	Purchased service / interest	Sold Service	Receivables	Payables / Loans
Alvogen Lux Holdings S.à r.l. – Sister company (a)	5,683	-	-	70,271
ATP Holdings ehf. – Sister company (a)	3,138	-	766	15,843
Aztiq Fjárfestingar ehf. – Sister company	-	5	5	-
Aztiq Consulting ehf. – Sister company	100	55	-	17
Flóki-Art ehf. – Sister company	50	-	-	-
Alvogen Iceland ehf. - Sister company	24	-	-	484
Alvogen ehf. - Sister company	-	73	1	-
Alvogen UK - Sister company	31	-	-	12
Alvogen Finance B.V. - Sister Company	194	-	-	194
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	-	-	-	7,440
Lotus International Pte. Ltd. - Sister company	-	2	-	-
Alvogen Emerging Markets - Sister company	102	-	-	-
Alvogen Inc. - Sister company	159	-	12	144
Alvotech and CCHT Biopharmaceutical Co., Ltd. (c)	-	-	758	-
Adalvo Limited - Sister company	30	103	103	32
Adalvo UK - Sister company	-	49	-	-
Flóki Invest ehf - Sister company	319	-	-	84
Alvogen Malta Sh. Services - Sister company	-	-	7	-
Norwich Clinical Services Ltd - Sister company	257	-	-	93
Fasteignafélagið Eyjólfur ehf - Sister company	1,636	-	-	52,454
FLÓKI fasteignir ehf. - Sister company	947	-	4	9,012
	12,670	287	1,656	156,080

(a) The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 16).

(b) Payables to Lotus Pharmaceuticals Co. Ltd. is presented as “Other long-term liability to related party” on the unaudited condensed consolidated interim statements of financial position.

(c) The amount receivable from Alvotech and CCHT Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.

Related party transactions as of and for the six months ended 30 June 2022 and as of 31 December 2022 are as follows (in thousands):

	30 June 2022		31 December 2022
	Purchased service / interest	Sold Service	Receivables	Payables / Loans
Alvogen Lux Holdings S.à r.l. – Sister company (a)	889	-	-	64,588
ATP Holdings ehf. – Sister company (a)	-	-	765	81,254
Aztiq Consulting ehf. – Sister company	-	-	-	25
Aztiq Fjárfestingar ehf. – Sister company	-	-	-	20
Fasteignafélagið Sæmundur hf. - Sister company (e)	3,987	-	-	-
Alvogen Iceland ehf. - Sister company	470	180	-	484
Alvogen ehf. - Sister company	-	-	1	-
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	-	-	2	7,440
Lotus International Pte. Ltd. - Sister company	-	2	3	-
Alvogen Emerging Markets - Sister company	98	-	-	-
Alvogen Inc. - Sister company	89	303	12	222
Alvotech and CCHT Biopharmaceutical Co., Ltd. (c)	-	-	758	-
Adalvo Limited - Sister company	545	215	-	349
Alvogen Pharma India Ltd. - Sister company	786	-	-	-
Flóki Invest ehf - Sister company	96	-	-	-
L41 ehf. - Sister company	26	-	-	-
Alvogen Malta Sh. Services - Sister company	522	-	7	-
Alvogen Spain SL - Sister company	97	-	-	-
Norwich Clinical Services Ltd - Sister company	134	-	-	31
Lambhagavegur 7 ehf - Sister company (d)	539	-	-	-
Fasteignafélagið Eyjólfur ehf - Sister company	-	196	-	-
Flóki fasteignir ehf. - Sister company	734	-	-	8,876
	9,012	895	1,548	163,289

(a) The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 16).

(b) Payables to Lotus Pharmaceuticals Co. Ltd. is presented as “Other long-term liability to related party” on the unaudited condensed consolidated interim statements of financial position.

(c) The amount receivable from Alvotech and CCHT Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.

(d) Lambhagavegur is no longer a related party as it was sold during the year ended 31 December 2022.

(e) Fasteignafélagið Sæmundur hf. was acquired as part of the Share Purchase Agreement, with ATP Holdings ehf., on 16 November 2022. The related party transactions reflect activity until the acquisition date.